Share-Based Compensation (Details) - USD ($)									6 Months Ended				12 Months Ended
	Jun. 13, 2025	Jun. 02, 2025	May 22, 2025	Apr. 01, 2025	Aug. 15, 2024	Aug. 09, 2024	Jun. 24, 2024	Jan. 03, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses									$ (1,080,190)	$ 4,992,881
Authorized the ordinary shares											310,000		310,000
Purchase of ordinary shares					484,764			482,312
Exercise price per share (in Dollars per share)					$ 0.75			$ 6.21
Intrinsic value of amount (in Dollars)
Weighted-average vesting period									9 months 21 days
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares													1,153,333
2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares issued				4,214,684
Ordinary shares percent				3.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses									$ (1,206,640.63)	335,870
Unrecognized share-based compensation expense (in Dollars)									33,945.54
Share-Based Payment Arrangement, Option [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Authorized the ordinary shares					103
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses										429,950
Restricted stock units of ordinary shares	454,677	454,677	454,677		71,667	133,333
Unrecognized share-based compensation expense (in Dollars)
Fair value restricted shares (in Dollars per share)					$ 0.75	$ 1.12		$ 6.15
Vested shares
Restricted Stock Units (RSUs) [Member] | Non-employees [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses									$ 126,450	$ 4,227,061
Restricted stock units of ordinary shares							20,000		900,000	3,813,639	672,321
Unrecognized share-based compensation expense (in Dollars)
Fair value restricted shares (in Dollars per share)							$ 2.31		$ 8.43	$ 1.11	$ 2.48
Vested shares									900,000
Restricted Stock Units (RSUs) [Member] | CEO [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares								16,667
Restricted Stock Units (RSUs) [Member] | Chief financial Officer (“CFO”) [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares								10,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Fair value restricted shares (in Dollars per share)	$ 0.79	$ 0.79	$ 0.79
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-Based Compensation [Line Items]
Fair value restricted shares (in Dollars per share)	$ 1.18	$ 1.18	$ 1.18
ADS shares [Member] | Restricted Stock Units (RSUs) [Member] | Non-employees [Member]
Share-Based Compensation [Line Items]
Vested shares									15,000